Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment analysis
Revenue	$ 1,713	$ 1,455	$ 3,217	$ 2,723
Europe
Segment analysis
Revenue	698	615	1,323	1,143
Americas
Segment analysis
Revenue	1,015	840	1,894	1,580
Europe
Segment analysis
Revenue	693	605	1,313	1,125
Europe | Europe
Segment analysis
Revenue	693	605	1,313	1,125
North America
Segment analysis
Revenue	897	718	1,632	1,336
North America | Europe
Segment analysis
Revenue	1	1	2	3
North America | Americas
Segment analysis
Revenue	896	717	1,630	1,333
Rest of the world
Segment analysis
Revenue	123	132	272	262
Rest of the world | Europe
Segment analysis
Revenue	4	9	8	15
Rest of the world | Americas
Segment analysis
Revenue	119	123	264	247
Over time
Segment analysis
Revenue	1,356	1,162	2,571	2,191
Point in time
Segment analysis
Revenue	$ 357	$ 293	$ 646	$ 532